Note 12 - Stock-based Compensation Plan - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Options outstanding, Number of shares (in shares)	0
Options outstanding, Weighted average grant date fair value (in dollars per share)	$ 0
Granted, Number of shares (in shares)	19,800	0
Granted, Weighted average grant date fair value (in dollars per share)	$ 4.37
Options outstanding, Number of shares (in shares)	19,800	0
Options outstanding, Weighted average grant date fair value (in dollars per share)	$ 4.37	$ 0